Equity Method Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Method Investment [Abstract]
EQUITY METHOD INVESTMENT

Note 5 — EQUITY METHOD INVESTMENT

AirJoule, LLC

On January 25, 2024, Legacy Montana entered into a Framework Agreement with GE Vernova, a Delaware limited liability company, and, solely for the purposes specified therein, GE Vernova LLC, a Delaware limited liability company (“GE Vernova Parent”), pursuant to which Legacy Montana and GE Vernova agreed, subject to the terms and conditions of the Framework Agreement, including certain closing conditions specified therein, to form a joint venture in which each of Legacy Montana and GE Vernova will hold a 50% interest. The purpose of the AirJoule JV is to incorporate GE Vernova’s proprietary sorbent materials into systems that utilize the Company’s AirJoule water capture technology and to manufacture and bring products incorporating the combined technologies to market in the Americas, Africa and Australia.

Upon the closing of the transaction on March 4, 2024, (the “JV Closing”), each party to the agreement entered into (i) an amended and restated limited liability company agreement of the AirJoule JV (the “A&R Joint Venture Agreement”), pursuant to which, among other things, the AirJoule JV has the exclusive right to manufacture and supply products incorporating the combined technologies to leading original equipment manufacturers and customers in the Americas, Africa and Australia, (ii) master services agreements, pursuant to which, among other things, each party to the agreement agree to provide certain agreed services to the AirJoule JV for a period of at least two years following the JV Closing (unless earlier terminated by the parties thereto) and (iii) an intellectual property agreement, pursuant to which, among other things, each of the Company and GE Vernova Parent license certain intellectual property to the AirJoule JV.

Pursuant to the A&R Joint Venture Agreement, the Company contributed $10.0 million in cash to the AirJoule JV at the JV Closing and in June 2024, GE Vernova contributed $100 to the AirJoule JV. The Company has also agreed to contribute up to an additional $90.0 million in capital contributions to the AirJoule JV following the JV Closing based on a business plan and annual operating budgets to be agreed between the Company and GE Vernova. In general, for the first six years, GE Vernova has the right, but not the obligation, to make capital contributions to the AirJoule JV. Until GE Vernova elects to participate and contributes its pro-rata share of all past capital contributions and commits to contribute its pro-rata share for all future capital contributions, the Company shall be solely responsible for funding the AirJoule JV, and the Company shall have a distribution preference under the A&R Joint Venture Agreement for the amount of its post-closing capital contributions plus a 9.50% preferred return on such amounts.

The business and affairs of the A&R Joint Venture Agreement shall be managed by a Board of Managers, consisting of two managers (including the chairman) appointed by the Company and two managers appointed by GE Vernova. Following the second anniversary of the JV Closing, if the Board of Managers reach an impasse that cannot be resolved through the process set forth in the A&R Joint Venture Agreement, the A&R Joint Venture Agreement generally provides that the Company may require GE Vernova to sell GE Vernova’s 50% interest to the Company or GE Vernova may require the Company to purchase GE Vernova’s 50% interest, but only, in each case, if the GE Match Date has not yet occurred. The price for GE Vernova’s interest will depend on the fair market value of the interest, as set forth in the A&R Joint Venture Agreement, with a minimum value of approximately $5 million. The A&R Joint Venture Agreement also provides similar call and put rights with respect to GE Vernova’s interest if the GE Match Date does not occur by the sixth anniversary of the JV Closing or if the Company is acquired by a competitor of GE Vernova.

In the event that a change in applicable laws or regulations has a material adverse effect on GE Vernova’s interest in the AirJoule JV, or GE Vernova determines that the Company fails to meet certain financial performance benchmarks, GE Vernova may require the Company to purchase GE Vernova’s interest for a total purchase price of $1.00.

AirJoule, LLC is a variable interest entity for which the Company has determined there is shared power with GE Vernova and therefore accounts for the VIE under the equity method of accounting. The Company considered the power to direct significant activities and obligation to absorb losses or right to receive benefits in assessing whether or not the VIE should be accounting for under the equity method of accounting. Certain assumptions the Company used to reach its conclusion included the lack of reconsideration events, the assessment of decision-making rights based on contractual agreements and expected financial exposure.

The Company applies the equity method to an investment in common stock of an unconsolidated entity. In addition to $10.0 million in cash, the Company contributed a perpetual license in its intellectual property with a carrying value of zero in exchange for its investment in AirJoule, LLC. In applying the equity method, the Company’s investment was initially recorded at fair value on the condensed consolidated balance sheet. As it relates to the contributed perpetual license, the Company followed the following the guidance in ASC 610-20, Sale or Transfer of Non-financial assets, which states the transfer of a license of IP that is not part of the entity’s ordinary activities, the entity should apply the licensing guidance in ASC 606, Revenue from Contracts with Customers, by analogy when evaluating the recognition and measurement of consideration received in exchange for transferring the rights to the IP and record this as other income in the statements of operations. As such the Company recognized a gain of $333.5 million for the three months ended March 31, 2024 (and treated as a temporary item for tax purposes resulting in a deferred tax liability of approximately $87.8 million) as presented on the accompanying condensed consolidated statements of operations.

The Company evaluated whether there was a basis difference between the carrying value and fair value of the Company’s proportionate share of the investee’s underlying net assets. AirJoule, LLC has elected to early adopt ASU 2023-05, Business Combinations – Joint Venture Formations (Subtopic 805-60), and, as a result measured the contributed assets at fair value. AirJoule, LLC was deemed a business as defined in ASC 805, Business Combinations, and, as such there is a basis difference of $266.0 million between the Company’s investment and the amount recorded in member’s capital by the investee, AirJoule, LLC, related to in-process R&D and goodwill which as of March 31, 2025 have indefinite lives.

The Company determined the fair value of the IP license by applying the multi-period excess earnings method. The excess earnings valuation method estimates the value of the IP license equal to the present value of the incremental after-tax cash flows attributable to that IP license over its remaining economic life. Some of the more significant assumptions utilized in our asset valuations included projected revenues, probability of commercial success, and the discount rate. The fair value using the excess earnings valuation method was determined using an estimated weighted average cost of capital of 12.5%, which reflects the risks inherent in future cash flow projections and represents a rate of return that a market participant would expect for this asset. This fair value measurement was based on significant inputs not observable in the market and thus represent Level 3 fair value measurement.

The Company’s share of the income (loss) reported by AirJoule, LLC are classified as an equity gain (loss) from investment in AirJoule, LLC on the accompanying condensed consolidated statements of operations. The investment is evaluated for impairment annually and if facts and circumstances indicate that the carrying value may not be recoverable, an impairment charge would be recorded.

The following table contains balance sheet information of AirJoule, LLC as of March 31, 2025 and December 31, 2024:

	As of March 31, 2025	As of December 31, 2024
Total current assets	$1,034,825	$2,330,386
Total non-current assets	1,215,043,955	1,214,849,941
Total assets	$1,216,078,780	$1,217,180,327

Total current liabilities	3,047,482	4,531,668
Total non-current liabilities	4,189,682	4,238,293
Total liabilities	$7,237,164	$8,769,961
Equity	1,208,841,616	1,208,410,366
Total liabilities and equity	$1,216,078,780	$1,217,180,327

AirJoule, LLC assesses its goodwill for impairment annually as of October 1, and more frequently if events and circumstances indicate that goodwill might be impaired. AirJoule, LLC determines the enterprise fair value using an income approach based on estimated discounted future cash flows. Determining the enterprise fair value is judgmental in nature and requires the use of significant estimates and assumptions, including revenue growth rates, EBITDA margins, discount rates, the Company’s market capitalization and future market conditions, among others. The level of judgment and estimation is inherently higher in uncertain economic times.

Given the uncertain economic times and AirJoule, LLC’s status as an early stage company with limited operating history and the uncertainties regarding AirJoule, LLC’s successful development and commercialization of its products, there can be no assurance that the estimates and assumptions made for purposes of its goodwill impairment testing in 2025 will prove to be accurate predictions of the future. If AirJoule, LLC’s assumptions, including timing of revenue generation and forecasted EBITDA, are not achieved, then AirJoule, LLC may be required to record goodwill impairment charges in future periods.

The following table contains statement of operations information of AirJoule, LLC for the three months ended March 31, 2025 and for the period from March 4, 2024 (AirJoule JV inception) to March 31, 2024:

	Three Months Ended March 31, 2025	For the period from March 4, 2024 to March 31, 2024
Revenue	$—	$—
Expenses	(4,784,805)	(64,853)
Other income	216,055	12,090
Net loss	$(4,568,750)	$(52,763)

Note 5 — EQUITY METHOD INVESTMENT

AirJoule, LLC

On January 25, 2024, Legacy Montana entered into a Framework Agreement with GE Vernova, a Delaware limited liability company, and, solely for the purposes specified therein, GE Vernova LLC, a Delaware limited liability company (“GE Vernova Parent”), pursuant to which Legacy Montana and GE Vernova agreed, subject to the terms and conditions of the Framework Agreement, including certain closing conditions specified therein, to form a joint venture in which each of Legacy Montana and GE Vernova will hold a 50% interest. The purpose of the AirJoule JV is to incorporate GE Vernova’s proprietary sorbent materials into systems that utilize the Company’s AirJoule water capture technology and to manufacture and bring products incorporating the combined technologies to market in the Americas, Africa and Australia.

Upon the closing of the transaction on March 4, 2024, (the “JV Closing”), each party to the agreement entered into (i) an amended and restated limited liability company agreement of the AirJoule JV (the “A&R Joint Venture Agreement”), pursuant to which, among other things, the AirJoule JV has the exclusive right to manufacture and supply products incorporating the combined technologies to leading original equipment manufacturers and customers in the Americas, Africa and Australia, (ii) master services agreements, pursuant to which, among other things, each party to the agreement agree to provide certain agreed services to the AirJoule JV for a period of at least two years following the JV Closing (unless earlier terminated by the parties thereto) and (iii) an intellectual property agreement, pursuant to which, among other things, each of the Company and GE Vernova Parent license certain intellectual property to the AirJoule JV.

Pursuant to the A&R Joint Venture Agreement, the Company contributed $10.0 million in cash to the AirJoule JV at the JV Closing and in June 2024, GE Vernova contributed $100 to the AirJoule JV. The Company has also agreed to contribute up to an additional $90.0 million in capital contributions to the AirJoule JV following the JV Closing based on a business plan and annual operating budgets to be agreed between the Company and GE Vernova. In general, for the first six years, GE Vernova has the right, but not the obligation, to make capital contributions to the AirJoule JV. Until GE Vernova elects to participate and contributes its pro-rata share of all past capital contributions and commits to contribute its pro-rata share for all future capital contributions, the Company shall be solely responsible for funding the AirJoule JV, and the Company shall have a distribution preference under the A&R Joint Venture Agreement for the amount of its post-closing capital contributions plus a 9.50% preferred return on such amounts.

The business and affairs of the A&R Joint Venture Agreement shall be managed by a Board of Managers, consisting of two managers (including the chairman) appointed by the Company and two managers appointed by GE Vernova. Following the second anniversary of the JV Closing, if the Board of Managers reach an impasse that cannot be resolved through the process set forth in the A&R Joint Venture Agreement, the A&R Joint Venture Agreement generally provides that the Company may require GE Vernova to sell GE Vernova’s 50% interest to the Company or GE Vernova may require the Company to purchase GE Vernova’s 50% interest, but only, in each case, if the GE Match Date has not yet occurred. The price for GE Vernova’s interest will depend on the fair market value of the interest, as set forth in the A&R Joint Venture Agreement, with a minimum value of approximately $5 million. The A&R Joint Venture Agreement also provides similar call and put rights with respect to GE Vernova’s interest if the GE Match Date does not occur by the sixth anniversary of the JV Closing or if the Company is acquired by a competitor of GE Vernova.

In the event that a change in applicable laws or regulations has a material adverse effect on GE Vernova’s interest in the AirJoule JV, or GE Vernova determines that the Company fails to meet certain financial performance benchmarks, GE Vernova may require the Company to purchase GE Vernova’s interest for a total purchase price of $1.00.

AirJoule, LLC is a variable interest entity for which the Company has determined there is shared power with GE Vernova and therefore accounts for the VIE under the equity method of accounting. The Company considered the power to direct significant activities and obligation to absorb losses or right to receive benefits in assessing whether or not the VIE should be accounting for under the equity method of accounting. Certain assumptions the Company used to reach its conclusion included the lack of reconsideration events, the assessment of decision-making rights based on contractual agreements and expected financial exposure.

The Company applies the equity method to an investment in common stock of a nonconsolidated entity. In addition to $10.0 million in cash, the Company contributed a perpetual license in its intellectual property with a carrying value of zero in exchange for its investment in AirJoule, LLC. In applying the equity method, the Company’s investment was initially recorded at fair value on the consolidated balance sheet. As it relates to the contributed perpetual license, the Company followed the following the guidance in ASC 610-20, Sale or Transfer of Non-financial assets, which states the transfer of a license of IP that is not part of the entity’s ordinary activities, the entity should apply the licensing guidance in ASC 606, Revenue from Contracts with Customers, by analogy when evaluating the recognition and measurement of consideration received in exchange for transferring the rights to the IP and record this as other income in the statements of operations. As such the Company recognized a gain of $333.5 million (and treated as a temporary item for tax purposes resulting in a deferred tax liability of approximately $87.8 million) as presented on the accompanying consolidated statements of operations.

The Company evaluated whether there was a basis difference between the carrying value and fair value of the Company’s proportionate share of the investee’s underlying net assets. AirJoule, LLC has elected to early adopt ASU 2023-05, Business Combinations — Joint Venture Formations (Subtopic 805-60), and, as a result measured the contributed assets at fair value. AirJoule, LLC was deemed a business as defined in ASC 805, Business Combinations, and, as such there is a basis difference of $266.0 million between the Company’s investment and the amount recorded in member’s capital by the investee, AirJoule, LLC, related to in-process R&D and goodwill which, as of December 31, 2024, have indefinite lives.

The Company determined the fair value of the IP license by applying the multi-period excess earnings method. The excess earnings valuation method estimates the value of the IP license equal to the present value of the incremental after-tax cash flows attributable to that IP license over its remaining economic life. Some of the more significant assumptions utilized in our asset valuations included projected revenues, probability of commercial success, and the discount rate. The fair value using the excess earnings valuation method was determined using an estimated weighted average cost of capital of 12.5%, which reflects the risks inherent in future cash flow projections and represents a rate of return that a market participant would expect for this asset. This fair value measurement was based on significant inputs not observable in the market and thus represent Level 3 fair value measurement.

The Company’s share of the income (loss) reported by AirJoule, LLC are classified as an equity gain (loss) from investment in AirJoule, LLC on the accompanying consolidated statements of operations. The investment is evaluated for impairment annually and if facts and circumstances indicate that the carrying value may not be recoverable, an impairment charge would be recorded.

The following tables set forth certain financial information of AirJoule, LLC as of December 31, 2024 and for the year ended December 31, 2024:

As of December 31, 2024
Total current assets	$2,330,386
In process research and development	674,700,000
Goodwill	534,353,000
Other non-current assets	5,796,941
Total assets	$1,217,180,327

Total current liabilities	$4,531,668
Total non-current liabilities	4,238,293
Total liabilities	8,769,961
Members capital contribution	$1,219,053,100
Accumulated deficit	(10,642,734)
Total member’s equity	1,208,410,366
Total liabilities and equity	$1,217,180,327

AirJoule, LLC assesses its goodwill for impairment annually as of October 1, and more frequently if events and circumstances indicate that goodwill might be impaired. AirJoule, LLC determines the enterprise fair value using an income approach based on estimated discounted future cash flows. Determining the enterprise fair value is judgmental in nature and requires the use of significant estimates and assumptions, including revenue growth rates, EBITDA margins, discount rates, the Company’s market capitalization and future market conditions, among others. The level of judgment and estimation is inherently higher in uncertain economic times.

Given the uncertain economic times and AirJoule, LLC’s status as an early-stage company with limited operating history and the uncertainties regarding AirJoule, LLC’s successful development and commercialization of its products, there can be no assurance that the estimates and assumptions made for purposes of its goodwill impairment testing in 2024 will prove to be accurate predictions of the future. If AirJoule, LLC’s assumptions, including timing of revenue generation and forecasted EBITDA, are not achieved, then AirJoule, LLC may be required to record goodwill impairment charges in future periods. Based on the Company’s assessment performed, no impairment to AirJoule, LLC’s goodwill or the Company’s equity method investment was identified as of December 31, 2024.

Year Ended December 31, 2024
Revenue	$—
Net loss	$(10,642,734)